The Nature of Expenses (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Expenses By Nature Explanatory [Line Items]
Depreciation expense		$ 35,801,230	$ 38,533,775	$ 46,851,487
Cost Of Sales [Member]
Disclosure Of Expenses By Nature Explanatory [Line Items]
Depreciation expense		31,660,279	34,305,760	42,558,430
Operating Expenses [Member]
Disclosure Of Expenses By Nature Explanatory [Line Items]
Depreciation expense	[1]	$ 4,140,951	$ 4,228,015	$ 4,293,057

[1]	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.